SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about share options valuation assumptions [Table Text Block]
Inputs and assumptions	September 12, 2016

Stock options granted	1,550,000
Exercise price	$0.96

Market price	$0.96
Expected option term (years)	3.0
Expected stock price volatility	59.3%
Average risk-free interest rate	0.60%
Expected forfeiture rate	-
Expected dividend yield	-

FAIR VALUE ASSIGNED	592,000